Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

Cybersecurity Governance

Our board of directors has primary oversight responsibility for managing cybersecurity risks within our organization. At the management level, our Chief Executive Officer and our Chief Financial Officer are responsible for assessing and addressing material cybersecurity risks and incidents. They regularly engage with our information technology service provider and business operations teams to review cybersecurity performance metrics, identify top risks, and evaluate the progress of cybersecurity programs and initiatives. Material cybersecurity matters are escalated to our board of directors as appropriate.

As of the date of this Annual Report, we have not experienced any cybersecurity incidents deemed material to the Company as a whole.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has primary oversight responsibility for managing cybersecurity risks within our organization. At the management level, our Chief Executive Officer and our Chief Financial Officer are responsible for assessing and addressing material cybersecurity risks and incidents.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors